Share Capital - Schedule of Option Transactions (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Schedule of Option Transactions [Abstract]
Number of option, Balance | shares	2,279,980	1,327,001
Number of option, Options granted | shares	307,500	330,000
Number of option, Replacement options issued upon Adventus Acquisition | shares		1,766,721
Number of option, Options exercised | shares	(541,505)	(934,222)
Number of option, Options cancelled/forfeited | shares	(771,701)	(38,334)
Number of option, Option expired | shares	(465,000)	(171,186)
Number of option, Balance | shares	809,274	2,279,980
Weighted average exercise price, Balance | $ / shares	$ 6.2	$ 6.02
Weighted average exercise price, Options granted | $ / shares	5.63	4.41
Weighted average exercise price, Replacement options issued upon Adventus Acquisition | $ / shares		5.71
Weighted average exercise price, Options exercised | $ / shares	4.98	3.85
Weighted average exercise price, Options cancelled/forfeited | $ / shares	7.15	6.3
Weighted average exercise price, Option expired | $ / shares	8.16	9.17
Weighted average exercise price, Balance | $ / shares	$ 4.77	$ 6.2